Benefit Plans - Assumptions and Future Expected Benefit Payments (Details 5) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fixed Income Securities [Member]
Net periodic benefit costs:
Actual asset allocation (as a percent)	90.00%
Target asset allocation (as a percent)	88.00%
Equity Securities [Member]
Net periodic benefit costs:
Actual asset allocation (as a percent)	9.00%
Target asset allocation (as a percent)	12.00%
Cash and Cash Equivalents [Member]
Net periodic benefit costs:
Actual asset allocation (as a percent)	1.00%
Pension Plan [Member]
Projected benefit obligation:
Discount rate (as a percent)	4.26%	3.89%
Net periodic benefit costs:
Discount rate (as a percent)	3.89%	4.83%
Expected return on assets (as a percent)	5.27%	5.29%
Rate of compensation increase (as a percent)		0.00%
Expected future benefit payments, net of participants' contribution
2016	$ 150
2017	150
2018	150
2019	150
2020	160
2021-2025	$ 890
Other Postretirement Benefit Plan [Member]
Projected benefit obligation:
Discount rate (as a percent)	3.45%	3.80%
Net periodic benefit costs:
Discount rate (as a percent)	3.80%	3.80%
United States Pension Plan of US Entity [Member]
Net periodic benefit costs:
Expected return on assets (as a percent)	5.30%
Foreign Pension Plan [Member]
Net periodic benefit costs:
Expected return on assets (as a percent)	5.70%